Financial assets at fair value through other comprehensive income (Details) - GBP (£) £ in Millions	Dec. 31, 2021		Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	£ 61,753	[1]	£ 78,688
Loans and advances
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	53		191
Debt securities and other eligible bills
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	60,798		77,736
Equity securities
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	£ 902		£ 761

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.